Financial Risk Management Objectives - Summary of Capital Management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Interest-bearing loans and borrowings	$ 24,814	$ 41,151
Trade and other payables	21,127	28,850
Less: cash and cash equivalents	(60,778)	(46,093)	$ (48,231)	$ (51,303)
Net debt	(14,837)	23,908
Total equity	221,816	222,826	$ 197,175	$ 193,275
Capital and net debt	$ 206,979	$ 246,734
Gearing ratio	(7.20%)	9.70%